Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Finished goods	107	4,115	574
	107	4,115	574
Less: provision for impairment of inventories	—	—	—
	107	4,115	574